Related Party Balances and Transactions - Schedule of Related Party Revenue and Expenses (Details) - USD ($)		3 Months Ended			6 Months Ended			12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Apex Clearing [Member]
Schedule of Related Party Revenue and Expenses [Line Items]
Revenue earned from related parties		[1]	$ 8,079,110	[1]	[1]	$ 34,538,949	[1]	$ 34,538,949	[2]	$ 151,034,036	[2]	$ 109,116,706	[2]
Expenses incurred from related parties
Expenses incurred from related parties		[1]	3,999,669	[1]	[1]	14,285,014	[1]	14,285,014	[2]	40,110,407	[2]	41,327,759	[2]
Amounts due from related parties
Amounts due from related parties	[2]									45,804,660		14,502,535
Apex Crypto [Member]
Schedule of Related Party Revenue and Expenses [Line Items]
Revenue earned from related parties	[3]									2,159,091		16,491,869
Expenses incurred from related parties
Expenses incurred from related parties	[3]									111,963		700,995
Amounts due from related parties
Amounts due from related parties	[3]											703,178
Related Party [Member]
Schedule of Related Party Revenue and Expenses [Line Items]
Revenue earned from related parties			8,079,110			34,538,949		34,538,949		153,193,127		125,608,575
Expenses incurred from related parties
Expenses incurred from related parties			$ 3,999,669			$ 14,285,014		14,285,014		40,222,370		42,028,754
Amounts due from related parties
Amounts due from related parties										$ 45,804,660		$ 15,205,713

[1]	Apex Clearing is our clearing broker. Apex Clearing was considered a related party until May 9, 2024, the date Matthew Hulsizer resigned from our board of directors. We receive revenue from Apex Clearing that primarily represents interest and fully paid stock lending income derived from cash balances and positions on accounts we have introduced to Apex Clearing. Expenses primarily represent clearing costs. The revenue and expenses in the above table are through May 9, 2024, the date Apex Clearing was no longer determined to be a related party.
[2]	Apex Clearing is our clearing broker. Apex Clearing was considered a related party until May 9, 2024, the date Matthew Hulsizer resigned from our board of directors. We receive revenue from Apex Clearing that primarily represents interest and fully paid stock lending income derived from cash balances and positions on accounts we have introduced to Apex Clearing. Expenses primarily represent clearing costs. The revenue and expenses in the above table are through May 9, 2024, the date Apex Clearing was no longer determined to be a related party. As of December 2023, we were owed $45,804,660 from Apex Clearing. We have classified this receivable within receivables from brokers, dealers, and clearing organizations in our consolidated statements of financial position.
[3]	Represents the revenue and expenses of Webull Pay LLC prior to its spin-off and while Apex Crypto was considered a related party. Webull Pay LLC had a Software and Services Agreement with Apex Crypto whereby we earned fee revenue determined by a volume-based tiered pricing model based upon the notional value of the trading activity of our platform users that entered into digital-asset trading transactions with Apex Crypto. Expenses from Apex Crypto represent advertising and marketing expenses related to the Software and Services Agreement. We have classified the revenue and expenses within discontinued operations within our consolidated statements of operations and comprehensive (loss) income.